Income and other taxes - Net deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	$ (308,161)	$ (35,022)	$ (65,590)
Deferred tax assets	15,269	204,091
Deferred tax liabilities	(323,430)	(239,113)
Temporary differences including temporary differences with liability balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(967,488)	(506,617)
Deferred tax assets	(1,794)	(199,149)
Deferred tax liabilities	(965,694)	(307,468)
Property, plant and equipment (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(695,218)	(325,338)
Deferred tax assets	11,108	(162,036)
Deferred tax liabilities	(706,326)	(163,302)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(37,921)	(35,757)
Deferred tax assets	(10,116)	(25,816)
Deferred tax liabilities	(27,805)	(9,941)
Repatriation taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(115,972)	(119,281)
Deferred tax assets	(32)	(30)
Deferred tax liabilities	(115,940)	(119,251)
Investment basis differential
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(102,119)	0
Deferred tax assets	0	0
Deferred tax liabilities	(102,119)	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(16,258)	(26,241)
Deferred tax assets	(2,754)	(11,267)
Deferred tax liabilities	(13,504)	(14,974)
Temporary differences including temporary differences with asset balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	659,327	471,595
Deferred tax assets	17,063	403,240
Deferred tax liabilities	642,264	68,355
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	551,931	357,670
Deferred tax assets	3,374	346,150
Deferred tax liabilities	548,557	11,520
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	46,610	48,706
Deferred tax assets	7,663	35,740
Deferred tax liabilities	38,947	12,966
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	12,718	24,567
Deferred tax assets	290	8,185
Deferred tax liabilities	12,428	16,382
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	48,068	40,652
Deferred tax assets	5,736	13,165
Deferred tax liabilities	$ 42,332	$ 27,487